Subsequent Events (Details) - Subsequent event - USD ($) $ / shares in Units, $ in Millions	Jan. 31, 2019	Jan. 29, 2019
Subsequent Events
Dividend declared, date		Jan. 29, 2019
Dividend declared (in dollars per share)		$ 1.57
Dividend payable, date		Mar. 09, 2019
Shareholders of record, date		Feb. 08, 2019
Bonds issued in January 2019 | Euros
Subsequent Events
Bonds issued	$ 5,700
4-year fixed-rate bonds | Euros
Subsequent Events
Bonds issued	$ 2,000
Term of debt instrument	4 years
Coupon rate (as a percent)	0.375%
6-year fixed-rate bonds | Euros
Subsequent Events
Bonds issued	$ 1,100
Term of debt instrument	6 years
Coupon rate (as a percent)	0.875%
8-year fixed-rate bonds | Euros
Subsequent Events
Bonds issued	$ 1,100
Term of debt instrument	8 years
Coupon rate (as a percent)	1.25%
12-year fixed-rate bonds | Euros
Subsequent Events
Bonds issued	$ 1,400
Term of debt instrument	12 years
Coupon rate (as a percent)	1.75%